Derivatives and Hedging (Tables)	12 Months Ended
Oct. 30, 2016
Derivatives and hedging
Schedule of fair values of derivative instruments

		Fair Value(1)
	Location on Consolidated	October 30,	October 25,
(in thousands)	Statements of Financial Position	2016	2015
Asset Derivatives:
Derivatives Designated as Hedges:
Commodity contracts	Other current assets	$ (194)	$ 305
Derivatives Not Designated as Hedges:
Commodity contracts	Other current assets	144	248
Total Asset Derivatives		$ (50)	$ 553

(1)

Amounts represent the gross fair value of derivative assets and liabilities. The Company nets the derivative assets and liabilities for each of its hedging programs, including cash collateral, when a master netting arrangement exists between the Company and the counterparty to the derivative contract. The amount or timing of cash collateral balances may impact the classification of the derivative in the Consolidated Statement of Financial Position. See Note M for a discussion of these net amounts as reported in the Consolidated Statements of Financial Position.

Schedule of gains or losses (before tax) related to derivative instruments

	Gain/(Loss) Recognized			Gain/(Loss) Reclassified		Gain/(Loss) Recognized
	in AOCL			from AOCL into Earnings		in Earnings
	(Effective Portion)(1)			(Effective Portion)(1)		(Ineffective Portion)(2)(4)
	Fiscal Year Ended			Fiscal Year Ended		Fiscal Year Ended
	October 30,	October 25,	Location on Consolidated	October 30,	October 25,	October 30,	October 25,
Cash Flow Hedges:	2016	2015	Statements of Operations	2016	2015	2016	2015
Commodity contracts	$ 6,852	$ 3,409	Cost of products sold	$ (1,310)	$ (12,369)	$ (14,591)	$ (6,127)

		Gain/(Loss)		Gain/(Loss)
		Recognized in Earnings		Recognized in Earnings
		(Effective Portion)(3)		(Ineffective Portion)(2)(5)
		Fiscal Year Ended		Fiscal Year Ended
	Location on Consolidated	October 30,	October 25,	October 30,	October 25,
Fair Value Hedges:	Statements of Operations	2016	2015	2016	2015
Commodity contracts	Cost of products sold	$ 1,796	$ (4,297)	$ 4,849	$ 2,547

		Gain/(Loss)
		Recognized in Earnings
		Fiscal Year Ended
Derivatives Not	Location on Consolidated	October 30,	October 25,
Designated as Hedges:	Statements of Operations	2016	2015
Commodity contracts	Cost of products sold	$ (796)	$ (269)

(1)	Amounts represent gains or losses in AOCL before tax. See Note J for the after tax impact of these gains or losses on net earnings.

(2)

There were no gains or losses excluded from the assessment of hedge effectiveness during the fiscal year. Fiscal years 2016 and 2015 include the mark-to-market impact on certain corn futures contracts which resulted from a temporary suspension of hedge accounting due to market volatility.

(3)

Amounts represent losses on commodity contracts designated as fair value hedges that were closed during the fiscal year, which were offset by a corresponding gain on the underlying hedged purchase commitment. Additional gains or losses related to changes in the fair value of open commodity contracts, along with the offsetting gain or loss on the hedged purchase commitment, are also marked-to-market through earnings with no impact on a net basis.

(4)	There were no gains or losses resulting from the discontinuance of cash flow hedges during the fiscal year.

(5)	There were no gains or losses recognized as a result of a hedged firm commitment no longer qualifying as a fair value hedge during the fiscal year.

Derivatives not designated as hedges
Derivatives and hedging
Schedule of outstanding commodity futures contracts
Volume
Commodity	October 30, 2016	October 25, 2015
Corn	4.0 million bushels	2.6 million bushels
Soybean meal	11,000 tons	11,500 tons

Cash Flow Hedges
Derivatives and hedging
Schedule of outstanding commodity futures contracts
Volume
Commodity	October 30, 2016	October 25, 2015
Corn	22.4 million bushels	20.1 million bushels

Fair Value Hedges
Derivatives and hedging
Schedule of outstanding commodity futures contracts
Volume
Commodity	October 30, 2016	October 25, 2015
Corn	3.6 million bushels	5.3 million bushels
Lean hogs	0.2 million cwt	0.4 million cwt